Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	kr 19,112		kr 22,980	kr 17,623
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of defined benefit pension plans including asset ceiling	10,669		3,537	(4,618)
Revaluation of borrowings due to change in credit risk	1,030		31	99
Cash flow hedge reserve
Gains/losses arising during the period	3,703
Transfer to goodwill	(3,677)
Tax on items that will not be reclassiﬁed to proﬁt or loss	(3,067)		(682)	880
Cash flow hedge reserve
Gains/losses arising during the period	(701)		(542)	136
Reclassiﬁcation adjustments on gains/losses included in proﬁt or loss	280		(96)	281
Translation reserves
Changes in translation reserves	7,130	[1]	3,342	(5,376)
Reclassification to profit and loss	(85)	[1]	46	124
Share of other comprehensive income of JV and associated companies	49		28	(81)
Tax on items that have been or may be reclassiﬁed to proﬁt or loss	87		126	(86)
Other comprehensive income (loss), net of tax	15,418		5,790	(8,641)
Total comprehensive income	34,530		28,770	8,982
Total comprehensive income attributable to:
Owners of the Parent Company	34,274		28,694	8,787
Non-controlling interests	kr 256		kr 76	kr 195

[1]	Changes in translation reserves include changes regarding revaluation of goodwill in local currency of SEK 5,070 million (SEK 2,646 million in 2021 and SEK -3,359 million in 2020).